Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025 USD ($) Segment
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts receivable | $	$ 0
Property, plant and equipment, useful life	30 years
Number of reportable segments	1
Number of operating segments	1